Financial Instruments (Details) - Schedule of Financial Instruments Measured at Fair Value through Profit and Loss - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Financial Instruments Measured at Fair Value through Profit and Loss [Line Items]
Financial liabilities	$ 574	$ 522
Level 1 [Member]
Schedule of Financial Instruments Measured at Fair Value through Profit and Loss [Line Items]
Financial liabilities
Level 3 [Member]
Schedule of Financial Instruments Measured at Fair Value through Profit and Loss [Line Items]
Financial liabilities	$ 574	$ 522	$ 1,394